Going Concern	12 Months Ended
Oct. 31, 2012
Going Concern Disclosure [Abstract]
Going Concern

Note 3 – Going Concern

The Company's financial statements are prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has had no significant revenues and has generated losses from operations. In order to continue as a going concern and achieve a profitable level of operations, the Company will need, among other things, additional capital resources and to develop a consistent source of revenues. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish its strategic plan and/or recognize revenue from its intangible assets and eventually attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. There can be no assurance the Company will be able to continue as a going concern.

We are not currently generating significant revenues and rely on raising new capital to fund our ongoing operations and development of our strategic business objectives. We have been able to use proceeds from the sale of our shares of common stock to fund a substantial balance of our operating costs.  On December 12, 2012 we issued a convertible promissory note to JMJ financial in the amount of $250,000 of which we received an initial $60,000 payment.  We expect to receive similar payments from JMJ under the note at various intervals during the calendar year 2013.

On October 18, 2012, the Board of Directors of the Company approved a stock compensation plan for professionals and consultants.  The Plan was approved by the Board, on November 7, 2012 and the Company filed with the Securities and Exchange Commission a registration statement on Form S-8 for issuance of up to ten (10) million shares pursuant to the stock compensation plan.  We plan to fund a portion of our expenses by issuing shares of our S-8 common stock to consultants and professionals.

On December 11, 2012, the Company entered into an Equity Purchase Agreement (“Equity Line of Credit”) with Southridge Partners II, LP for an equity line of up to $10,000,000. Pursuant to the Equity Purchase Agreement, the Company has the right, at its discretion, to sell to Southridge up to $10 million of its common stock from time to time over a 36-month period. The Company will have the right, but is not obligated, to sell stock to Southridge depending on certain conditions as set forth in the Agreement.  We plan to submit a registration statement to the SEC and we plan to begin utilizing the Equity Line of Credit upon approval by the SEC.

The Company believes that we will be able to generate significant sales by the fourth quarter of 2013 providing for sufficient cash flows to supplement our equity financing based on its current plans.  If we are able to execute our plan, the Company can begin to accumulate cash reserves.  There is no assurance however that our funds will be sufficient to meet our anticipated needs through our fiscal year 2013, and we may need to raise additional capital during fiscal 2013 to fund the full costs associated with our growth and development. There can be no assurances that we will be successful in raising additional capital on favorable terms if at all. If the Company is unable to secure additional capital, it may be required to curtail its business development initiatives, impair its intellectual property and take additional measures to reduce cost in order to conserve cash.

At October 31, 2012, the Company had negative working capital of $1,630,041. For the year ended October 31, 2012 the Company incurred an operating loss of $(2,606,350) and since inception has accumulated a deficit of $(54,967,589).

The Company had $676 of cash at October 31, 2012.  Cash used by operations for fiscal 2012 was $1,359,039. The principal use of funds were for consulting services supporting the development of our business plan, legal, and accounting fees in connection with being a public company and daily operations of the business, including rent and travel and laboratory costs.

In fiscal 2012, the Company raised $1,000,000 of cash from the issuance of our capital stock to fund operations and received $356,500 from the issuance of convertible debentures.

These conditions raise substantial doubt about the ability of the Company to continue as a going concern.